DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2015
Derivatives Tables [Abstract]
Derivatives

Derivative Assets(1)
	2014		2015
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in millions)		(EUR in millions)
Cross currency interest rate swaps	1,414	146	466	28
Financial futures	390	2	74	-
Foreign exchange swaps	1,263	15	717	8
Forward rate agreements	148	2	49	4
Interest rate swaps	18,821	4,449	18,192	3,677
Options	5,254	151	5,330	81
Outright foreign exchange forwards	571	9	390	83
Other	3,158	22	3,249	14
Total	31,019	4,796	28,467	3,895

Derivative Liabilities(1)
	2014		2015
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in millions)		(EUR in millions)
Cross currency interest rate swaps	2,429	226	2,704	214
Financial futures	990	1	136	1
Foreign exchange swaps	625	4	547	18
Forward rate agreements	80	-	11	1
Interest rate swaps	20,348	5,262	19,565	4,181
Options	3,532	201	2,991	138
Outright foreign exchange forwards	629	1	575	86
Credit Derivatives	322	4	323	2
Other	-	-	7	-
Total	28,955	5,699	26,859	4,641

(1) Includes both long and short derivative positions.
Credit derivative liabilities at December 31, 2014 and December 31, 2015 relate to a guarantee for the non-payment risk of the Hellenic Republic.

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading gain / (loss) in the Statement of Income and Comprehensive Income and for the year ended December 31, 2013, 2014 and 2015 and are analyzed as follows:
	2013	2014	2015
	Net gain/(losses)	Net gain/(losses)	Net gain/(losses)

	(EUR in millions)
Interest rate swaps and cross currency interest rate swaps	346	(1,098)	64
Financial futures	(15)	(37)	(9)
Foreign exchange swaps	-	24	15
Forward rate agreements	(1)	-	-
Options	30	(47)	(1)
Outright foreign exchange forwards	(81)	133	99
Credit Derivatives	24	(2)	2
Other	5	(21)	(5)
Total	308	(1,048)	165